Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks
Cash and cash equivalents.	€ 133,918	€ 102,304	€ 127,573	€ 140,867
Borrowings	63,113	€ 41,284	€ 64,398
Liquidity risk [member]
Risks
Cash and cash equivalents.	133,900
Short term gross debt	10,300
Borrowings	63,100
Amount of undrawn credit line	€ 15,000